Cover	Mar. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2026
Entity File Number	001-43062
Entity Registrant Name	EquipmentShare.com Inc
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	47-2405753
Entity Address, Address Line One	5710 Bull Run Dr
Entity Address, City or Town	Columbia
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65201
City Area Code	573
Local Phone Number	299-5222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00000125 par value
Trading Symbol	EQPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001693736